Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 14 — Subsequent Events

Subsequent to the period June 30, 2017, the Company entered into the following acquisition agreements:

Slacker Agreement

•         On August 25, 2017, the Company entered into the Agreement and Plan of Merger, with LXL Music Acquisition Corp., and Slacker Inc., commonly known as “Slacker Radio”. Subject to the terms and conditions of the Slacker Agreement, the Company will acquire Slacker through a merger of LXL Music Acquisition Corp. with and into Slacker, with Slacker surviving as the Company’s wholly owned subsidiary. The aggregate purchase price for the Slacker Acquisition is $50.0 million, consisting of $44.0 million of cash and $6.0 million of the Company’s common stock. The cash portion will be adjusted based on Slacker’s net working capital at the effective time of the merger and other purchase price adjustments, including amounts related to convertible notes and accrued interest thereon that were not assumed in the transaction. The number of shares of the Company’s common stock issuable as stock merger consideration will be determined based on the final public offering price of shares offered in this offering (as indicated in the Company’s final prospectus to be filed with the SEC related to this offering). The Company agreed to use commercially reasonable efforts to obtain a representations and warranties insurance policy prior to the closing of the transaction with a coverage limit of $5,000,000, the insurance premium and other costs and expenses of which shall be included in the transaction expenses and calculation of net working capital at the closing of the transaction and borne by Slacker up to $225,000. The Slacker Acquisition is subject to certain closing conditions and there can be no assurance that the Slacker Acquisition will be consummated on the terms described herein or at all.

SNAP Agreement

•         On September 6, 2017, the Company entered an agreement and plan of merger (the “SNAP Agreement”) with LXL Video Acquisition Corp., SNAP Interactive, Inc. (“SNAP”), and Jason Katz, as the stockholders’ agent. Subject to the terms and conditions of the SNAP Agreement, the Company will acquire SNAP through a merger of SNAP with and into LXL Video Acquisition Corp., one of the Company’s wholly owned subsidiaries, with LXL Video Acquisition Corp. surviving. The aggregate purchase price for the SNAP Acquisition is approximately $34.0 million consisting of approximately $20.4 million in cash and approximately $13.6 million in shares of the Company’s common stock. SNAP has a target of $1.0 million or more of cash on hand available for operations at closing. The aggregate purchase price will be adjusted based on SNAP’s actual cash balance, net working capital and indebtedness at the effective time of the merger. The number of shares of the Company’s common stock issuable as stock merger consideration will be determined based on the final public offering price of the Company’s shares offered in this offering (as indicated in the Company’s final prospectus to be filed with the SEC related to this offering), or the volume weighted average of the trading price of the Company’s common stock at the time of issuance if the merger is not consummated concurrently with or prior to the closing of the Company’s public offering. The closing of the transaction is subject to certain conditions, including the closing of the Company’s public offering, the effectiveness of an information statement of the type contemplated by Rule 14c-2 promulgated under the Exchange Act to be filed by SNAP and the effectiveness of a Registration Statement on Form S-4 to be filed by the Company with the SEC. SNAP also has the right to terminate the SNAP Agreement under certain circumstances pursuant to a customary “fiduciary out” provision in connection with a superior acquisition proposal received by SNAP prior to the closing. The Company will be entitled to receive from SNAP a termination fee of $2,900,000 upon termination of the SNAP Agreement under certain situations, including SNAP’s entry into an acquisition agreement with a third party in connection with a superior acquisition proposal, a change of approval or recommendation by SNAP’s board of directors of the SNAP Agreement or the merger contemplated thereby, and failure by SNAP’s board of directors, following receipt of an acquisition proposal by a third party, to reaffirm its approval or recommendation of the SNAP Agreement and the merger contemplated thereby. There can be no assurance that the SNAP

Employment Agreements

Andy Schuon

In September 2017, the Company entered into an employment agreement with Mr. Schuon for a term of three years at a monthly rate of $25,000 from the effective date of the employment agreement to the date immediately prior to the closing of this offering. Following the closing of this offering, Mr. Schuon’s annual salary shall be at a rate no less than $500,000. Mr. Schuon shall also receive a $250,000 cash bonus within thirty days after such closing. Such bonus shall be considered an advance against, and prepayment of, any Performance Bonus (as defined therein). The Performance Bonus shall be equal to 100% of his base salary and payable in accordance with the annual bonus plan applicable to the Company’s senior executives to be established following the closing of this offering. Mr. Schuon was granted options to purchase 3,000,000 shares of the Company’s common stock at a price of $0.55 per share. The first tranche of 2,500,000 shares shall vest in one-twelfth increments every three months from the effective date through the end of the three-year term of the employment agreement (the “Service Option”). Such tranche of shares shall become exercisable on the earlier of (i) one (1) year after the date such tranche shall vest, (ii) the second anniversary of the effective date of the employment agreement, or (iii) the earliest date vested equity awards become exercisable or transferable for similarly situated executives of the Company. In the event of a Change of Control (as defined therein), any unvested portion of the shares subject to the Service Option shall vest and become exercisable effective immediately prior to such event. The second tranche of 500,000 shares shall 100% vest if prior to the third anniversary of the effective date of the employment agreement the shares shall have traded at a price of $10.00 per share or more for a period of ninety consecutive trading days during which an average of at least 500,000 shares are traded per day (the “Performance Option”). Such tranche of shares shall become exercisable on the earlier of (i) one (1) year after the vesting date, (ii) the second anniversary of the effective date of the employment agreement, or (iii) the earliest date vested equity awards become exercisable or transferable for similarly situated executives of the Company. In the event of a Change of Control, if the performance criteria has been achieved prior to such date or if the share value achieved in the Change of Control event is at least $10.00 per share, the Performance Option will vest and become exercisable effective immediately prior to such event. If Mr. Schuon’s employment is terminated by the Company without “Cause” or by Mr. Schuon for “Good Reason” (each as defined in his employment agreement, subject to the Company’s right to cure), he will be entitled to termination benefits, pursuant to which (i) the Company will pay certain accrued obligations and prior year bonus amounts, if any; (ii) the Company will continue to pay Mr. Schuon his base salary for a period from the termination date through the lesser of twelve months or the period through and inclusive of the last day of the three-year term of the employment agreement and a Pro-Rata Bonus (as defined in the employment agreement) (subject to execution and non-revocation of a release); (iii) Mr. Schuon’s (x) the unvested portion of the Service Option and other equity awards (other than the Performance Option) shall automatically accelerate and become vested and exercisable for a period of twelve months from the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award, and all restrictions on such equity awards shall automatically and immediately lapse (y) the Performance Option will continue to vest for a twelve-month period following the termination date (in each case, subject to execution and non-revocation of a release); and (iv) the Company will continue to cover costs for Mr. Schuon and his dependents’ continued participation in the Company’s medical plans from the termination date through and inclusive of the lesser of twelve months or the period through the date on which he obtains other coverage (subject to execution and non-revocation of a release). Mr. Schuon’s employment agreement contains covenants for the benefit of the Company relating to non-competition during the term of his employment and protection of the Company’s confidential information, customary representations and warranties and indemnification obligations.

Jerome Gold

In September 2017, the Company entered into an amended and restated employment agreement with Mr. Gold for a term of three years at an annual salary of $120,000 for the period commencing from the effective date of the agreement to the day immediately prior to the closing of the Company’s public offering. Following the closing of the offering, Mr. Gold’s annual salary shall increase to $400,000. Mr. Gold shall also receive a $250,000 cash bonuswithin thirty days after such closing. Mr. Gold is also eligible to receive a Performance Bonus (as defined therein) equal to 100% of his base salary and payable in accordance with the annual bonus plan applicable to the Company’s senior executives to be established following the closing of the offering. Mr. Gold was also granted options to purchase 1,000,000 shares of the Company’s common stock at a price of $0.55 per share. Such options shall vest in increments, with the first tranche of one-twelfth of the shares vesting three months from the effective date of the agreement, with an additional one-twelfth of the shares vesting every third month thereafter through the expiration of the three-year term. In the event of a Change of Control (as defined therein), any unvested portion of such shares shall vest and become exercisable effective immediately prior to such event. If Mr. Gold’s employment is terminated by the Company without “Cause” or by Mr. Gold for “Good Reason” (each as defined in his employment agreement, subject to the Company’s right to cure), he will be entitled to termination benefits, pursuant to which (i) the Company will pay certain accrued obligations and prior year bonus amounts, if any; (ii) the Company will continue to pay Mr. Gold his base salary for a period from the termination date through the lesser of twelve months or the period through and inclusive of the last day of the three-year term of the employment agreement; and (iii) Mr. Gold’s unvested options and other equity awards shall automatically accelerate and become vested and exercisable for a period of twelve months from the termination date, but in all events no later than the end of the applicable term for each such award, and all restrictions on such equity awards shall automatically and immediately lapse. Mr. Gold’s employment agreement contains covenants for the benefit of the Company relating to non-competition during the term of his employment and protection of the Company’s confidential information, customary representations and warranties and indemnification obligations.

Robert Ellin

In September 2017, the Company entered into an employment agreement (the “Ellin Employment Agreement”) with Mr. Ellin for a term of five years at an annual salary of $650,000 payable commencing on the day of the closing of this offering. Mr. Ellin shall be eligible to receive an annual Performance Bonus (as defined in his employment agreement) in accordance with the Company’s annual bonus plan applicable to the Company’s senior executives. The Performance Bonus shall be equal to 100% of Mr. Ellin’s average annualized base salary during the fiscal year for which the Performance Bonus is earned and payable in accordance with the annual bonus plan applicable to the Company’s senior executives to be established following the closing of this offering. Mr. Ellin was also granted options to purchase 3,500,000 shares of the Company’s common stock at a price equal to the public offering price set forth on the cover of this prospectus or, if higher, the fair market value of the shares of the Company’s common stock on the date of grant (the “Ellin Options”). The Ellin Options were granted pursuant to the 2016 Plan. The first tranche of 2,000,000 shares (the “Ellin Service Options”) shall vest in one-twelfth increments every three months from the effective date of the employment agreement through the end of the three-year term of his employment agreement. Such tranche of shares shall become exercisable one (1) year after the date such tranche shall vest. In the event of a Change of Control (as defined therein), any unvested portion of the Ellin Service Options  shall vest and become exercisable effective immediately prior to such event. The second tranche of 1,500,000 shares shall 100% vest if prior to the third anniversary of the effective date of the employment agreement the shares of the Company’s common stock shall have traded at a price of $10.00 per share or more for a period of 90 consecutive trading days during which an average of at least 500,000 shares are traded per day (the “Ellin Performance Options”). The Ellin Performance Option shall become exercisable one (1) year after the vesting date, provided that, in the event of a Change of Control, if the Ellin Performance Option has vested prior to such date, it shall be immediately exercisable upon such event. If Mr. Ellin’s employment is terminated by the Company without “Cause” or by Mr. Ellin for “Good Reason” (each as defined in his employment agreement, subject to the Company’s right to cure), he will be entitled to termination benefits, pursuant to which (i) the Company will pay to Mr. Ellin certain accrued obligations and prior year bonus amounts, if any; (ii) subject to timely execution of a release pursuant to his employment agreement and compliance with the terms thereof, the Company will pay Mr. Ellin a one-time payment of $10,000,000; (iii) any unvested portion of the Ellin Service Options and other equity awards (other than the Ellin Performance Options) shall automatically accelerate and become vested and exercisable for a period of 12 months from the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award, and all restrictions onsuch equity awards shall automatically and immediately lapse (subject to execution and non-revocation of a release), (iv) the Ellin Performance Options shall continue to vest if, and only if, the performance criteria specified above for the vesting of Ellin Performance Options are satisfied during the 12-month period following the termination date and will remain outstanding and exercisable for the 12-month period from the later of the Termination Date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award (subject to execution and non-revocation of a release) and (v) the Company will continue to cover costs for Mr. Ellin and his dependents’ continued participation in the Company’s medical plans from the termination date through and inclusive of the lesser of twelve months or the period through the date on which he obtains other coverage (subject to execution and non-revocation of a release). Mr. Ellin’s employment agreement contains covenants for the benefit of the Company relating to non-competition during the term of his employment and protection of the Company’s confidential information, customary representations and warranties and indemnification obligations. Until the date that this offering is completed, we agreed to continue to pay to Trinad Management a cash fee at the rate of $30,000 per month (or pro-rata thereof), consistent with the terms of the Management Agreement, dated as of September 23, 2011, between the Company and Trinad LLC, whether such agreement is terminated or not prior to the date that this offering is completed.

Issuance of Common Stock to Consultants for Services

Subsequent to June 30, 2017, the Company issued 147,123 shares of its common stock valued at $245,695 to various consultants. The Company valued these shares at $1.67 per share, the most recent price of the sale of its common stock near the date of grant.

Note 14 — Subsequent Events

Unsecured Convertible Notes Payable

Subsequent to the period ended March 31, 2017 the Company issued eight, 6% unsecured note payables to investors for total cash principal of $1,595,000. These notes are due between April 2018 and May 2018. The noteholders shall in their sole discretion have the option to convert all outstanding principal and interest into the Company’s Common Stock before the maturity date at a conversion price per share based upon the Company’s current valuation, as determined by the board of directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, the noteholders will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the noteholders received warrants to purchase an aggregate of 797,500 shares of the Company’s common stock at an exercise price of $0.01 per share with a relative fair value of $723,533. As of the issuance dates of these notes, the effective conversion price was $0.91, and the market price of the shares on the date of conversion was approximately $1.67 per share. As such, the Company expects to recognize a beneficial conversion feature of $723,533. As a result, the Company expects to record a note discount of $1,447,066 to account for the relative fair value of the warrants and the notes’ beneficial conversion features which will be amortized as interest expense over the term of the notes.

Employment Agreements

In April and May 2017, the Company entered into employment agreements with two officers for a term of two years at an annual salary of $120,000 and $180,000 respectively. In addition, one of the officers was granted 300,000 shares of the Company’s common stock valued at $501,000 that will vest in equal tranches over the 24-month term of the employment agreement. The officer will also receive a bonus of $100,000 upon the closing of an underwritten public offering of the Company’s common stock. The other officer was granted 400,000 shares of the Company’s common stock valued at $668,000 that will vest in increments, with the first tranche of 200,000 shares vesting 12 months from the effective date and the remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.

Wantickets Acquisition

On May 5, 2017, LiveXLive Tickets, Inc., (“LXL Tickets”) a wholly owned subsidiary of the Company, entered into an Asset Purchase Agreement (“APA”) with Wantickets and certain other parties, whereby the Company purchased certain operating assets of Wantickets for total consideration of 2,000,000 shares of common stock of the Company valued at $3,340,000 ($1.67 per share) and the assumption of certain liabilities of Wantickets. The Company is in the process of completing the allocation of the purchase price to the assets and liabilities acquired. In connection with the transaction, LXL Tickets entered into employment agreements with key employees of Wantickets for a term of two years each. One officer, Joe Schnaier, the Chief Executive Officer of Wantickets, will receive an annual salary of $220,000 and a bonus of 2,000,000 shares of common stock if LXL Tickets earns net income of $3 million in the twelve months following the effective date of his employment agreement or net income of $4 million in the twelve months thereafter. The other officer will receive an annual salary of $160,000 and receive a number of shares of the Company’s common stock equal to $15,000 each year.

In addition, pursuant to the APA and the Letter Agreement, dated as of May 5, 2017 (the “Letter Agreement”), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets’ net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as a public offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y), the “Funding End Date”), and that any salaries or other payments or amounts due to under the employment agreements described above shall be included in the calculation of the net loss for the applicable period (collectively, the “JS Payment Obligation”). Pursuant to the Letter Agreement, the parties further agreed that all payments made by Mr. Schnaier as part of the JS Payment Obligation shall be deemed to be a loan by Mr. Schnaier to LXL Tickets (the “Loaned Funds”), and that the Company and LXL Tickets shall repay to Mr. Schnaier the total amount of the Loaned Funds within five business days after the Funding End Date; provided that the Company and LXL Tickets may prepay or repay in full the Loaned Funds at any time prior to the Funding End Date without any penalty.

An unaudited pro forma balance sheet as of March 31, 2017 as if the acquisition had occurred as of that date is as follows:

March 31, 2017
(unaudited)
Current Assets
Cash and cash equivalents	$1,477,229
Prepaid expense	21,569
Total Current Assets	1,498,798
Other Assets
Property and equipment, net	175,407
Intangibles	3,222,000
Total Assets	$4,896,205

Liabilities and Stockholders’ Deficit
Current Liabilities:
Accounts payable and accrued liabilities	$542,035
Note payable	277,270
Note payable, shareholder	3,603,446
Current portion of unsecured convertible notes, net of discount	67,858
Services payable, related party	239,080
Total Current Liabilities	4,729,689
Unsecured convertible notes - related party, net of discount	11,668
Unsecured convertible notes, net of discount and current portion	220,540
Total Liabilities	4,961,897

Stockholders’ Deficit:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding	—
Common stock, $0.001 par value; 500,000,000 shares authorized; 105,996,974 shares issued and outstanding.	105,997
Additional paid in capital	27,924,201
Accumulated deficit	(28,095,890)
Total stockholders’ deficit	(65,692)
Total Liabilities and Stockholders’ Deficit	$4,896,205

Unaudited pro forma results of operations for the years ended March 31, 2017 and 2016 as if the acquisition has occurred as of the earliest dates presented are as follows:

	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
	(unaudited)	(unaudited)
Revenue	$3,972,000	$5,744,000
Cost of revenue	1,147,000	2,052,000

Gross profit	2,825,000	3,692,000

Operating expenses:
Selling, general and administrative	9,479,801	7,297,000
Related party expenses	360,000	360,000
Total operating expenses	9,839,801	7,657,000
Loss from operations	(7,014,801)	(3,965,000)

Other income (expense)
Interest expense, net	(497,152)	(218,498)
Other income	6,667	—
Fair value of warrants issued for note extension and inducement to convert	(2,002,977)	—
Earnings from investment in OCHL	132,832	410,553
Fair value of warrants and beneficial conversion feature on debt conversion	(3,248,948)	—
Fair value of beneficial conversion feature	(136,936)	—
Impairment of note receivable - related party	(213,331)	—
Loss on sale of investment in OCHL	(2,790,073)	—
Total other income (expense)	(8,749,918)	192,055

Net loss	$(15,764,719)	$(3,772,945)

Net Loss per common share – basic and diluted	$(0.16)	$(0.04)

Weighted average common shares – basic and diluted	99,596,206	92,082,796

Promotional Rights

Subsequent to March 31, 2017, the Company entered into license, production and/or distribution agreements to make guaranteed payments as follows: $210,000 for the fiscal year ended March 31, 2018, $190,000 for the fiscal year ended March 31, 2019, and $25,000 for the year ended March 31, 2020. One of the agreements also provides for a revenue share of 50% of net revenues. If the events do not occur as planned and/or the Company does not undertake production of such events, or if the revenue from these events does not allow the Company to recover its production costs, no additional liability for additional payments or promotional right will remain.

Equity Issuances

Subsequent to March 31, 2017, the Company issued an aggregate of 947,500 shares of its common stock to investors in consideration of an aggregate of $9,475 as a result of the exercise of 947,500 warrants at an exercise price of $0.01 per share.

Subsequent to March 31, 2017, the Company issued an aggregate of 737,500 shares of its common stock valued at $1.67 per share as fees to the Company’s employees, directors, advisors and consultants.